Investments in and Advances to Affiliates (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Schedule of Operations of Related Party

Millions of Yen
Operations	2009
Sales	¥4,617
Costs and expenses	4,785

Net loss attributable to controlling interests	¥(168)

Schedule of Related Party Significant Operating Transactions

Millions of Yen
2009
Transactions:
Sales	¥6,677
Purchases	1,773
Dividend income	188